INVESTMENTS - Investments in associates and joint ventures (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 BRL (R$) € / shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
INVESTMENTS
Equity	R$ 33,166,365	R$ 33,166,365	R$ 15,175,130	R$ 7,337,378	R$ 18,087,969
Income (expenses) of the year	23,394,887		8,635,532	R$ (10,714,935)
Company participation, in equity	379,117	379,117	292,323
Company participation, in the income (expense) of the year	284,368		130,316
Associates
INVESTMENTS
Company participation, in equity	114,329	114,329	129,875
Company participation, in the income (expense) of the year	R$ 1,835		R$ (23,945)
Ensyn Corporation
INVESTMENTS
Participation equity (%), Associate	26.59%		26.24%
Company participation, in equity	R$ 1,250	1,250	R$ 4,222
Company participation, in the income (expense) of the year	R$ (1,036)		R$ (6,332)
Spinnova Plc
INVESTMENTS
Participation equity (%), Associate	19.03%		19.14%
Company participation, in equity	R$ 113,079	113,079	R$ 125,653
Company participation, in the income (expense) of the year	2,871		(17,613)
Joint ventures
INVESTMENTS
Company participation, in equity	239,871	239,871	134,090
Company participation, in the income (expense) of the year	R$ 46,671		R$ 44,022
Ibema Companhia Brasileira de Papel
INVESTMENTS
Participation equity (%), Associate	49.90%		49.90%
Ibema Companhia Brasileira de Papel | Domestic (Brazil)
INVESTMENTS
Participation equity (%), Joint venture	49.90%
Company participation, in equity	R$ 158,996	158,996	R$ 117,439
Company participation, in the income (expense) of the year	R$ 48,891		44,026
F&E Technologies LLC | Foreign
INVESTMENTS
Participation equity (%), Joint venture	50.00%
Company participation, in equity	R$ 5,230	5,230	5,594
Woodspin Oy | Foreign
INVESTMENTS
Participation equity (%), Joint venture	50.00%
Company participation, in equity	R$ 75,645	75,645	11,057
Company participation, in the income (expense) of the year	(2,220)		(4)
Other movements
INVESTMENTS
Company participation, in equity	24,917	24,917	28,358
Company participation, in the income (expense) of the year	235,862		R$ 110,239
Ensyn Corporation
INVESTMENTS
Equity	4,701	4,701
Income (expenses) of the year	(3,898)
Spinnova Plc
INVESTMENTS
Equity	594,214	R$ 594,214
Average share price quoted on the NFNGM | € / shares		R$ 5.44
Ibema Companhia Brasileira de Papel | Domestic (Brazil)
INVESTMENTS
Equity	318,630	R$ 318,630
Income (expenses) of the year	97,978
F&E Technologies LLC | Foreign
INVESTMENTS
Equity	10,461	10,461
Woodspin Oy | Foreign
INVESTMENTS
Equity	151,290	R$ 151,290
Income (expenses) of the year	R$ (4,441)